OTHER NON-CURRENT LIABILITIES (Statutory severance and pre-notice obligations Narrative) (Details) - USD ($) $ in Millions	Jan. 02, 2022	Jan. 03, 2021
Disclosure of defined benefit plans [line items]
Actuarial assumption of expected rates of salary increases		7.50%
Cumulative amount of actuarial losses recognized in other comprehensive income	$ 34.6	$ 12.9
Actuarial assumption of discount rate
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (6.6)
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 8.2
Actuarial assumption of expected rates of compensation increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 8.4
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (6.9)
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	8.50%	9.00%
Actuarial assumption of expected rates of salary increases	7.75%
Top of range [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	9.20%	11.50%
Actuarial assumption of expected rates of salary increases	10.50%